INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 1,414	$ 1,105
Finished products	1,232	2,064
Inventories, net	2,646	3,169
Valuation adjustment for slow inventory	$ 1,979	$ 1,527